NOTE 6 - EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
NOTE 6 - EQUITY

NOTE 4 – CAPITAL STOCK

The Company has 2,000,000,000 shares of $.001 par value common stock authorized and 10,000,000 shares of $.001 par value preferred stock authorized.

On September 6, 2021, the Company raised $136,721 in cash in exchange for 280,000 shares. The shares were issued subsequent to December 31, 2021.

On December 21, 2021, the company issued 520,000 shares of stock in exchange for $130,000 of cash considerations.

On October 29, 2021, the Company issued 7,500,000 shares of stock in exchange for services provided by EMC2 Capital, the selling stockholder. The shares were issued at fair value of the date of exchange, or $2,399,250.

As pursuant to the asset purchase agreement dated November 9, 2021, the Company acquired certain intellectual property rights of C2 Wellness Corp. In exchanges for the assets acquired, the Company issued 24,000,000 shares of common stock valued at $0.50 per share. The intellectual property rights acquired are recorded as intangible assets as of December 31, 2021 for $12,000,000.

The Company has 786,300,000 and 754,280,000 shares of common stock issued and outstanding as of December 31, 2021 and March 31, 2021, respectively. There are no shares of preferred stock issued and outstanding as of December 31, 2021 and March 31, 2021.

A B T I Pharma [Member]
NOTE 6 - EQUITY

NOTE 6 - EQUITY

The Company has ordinary shares with a par value of GBP 1.00 per share.

During the year ended March 31, 2021, 100 ordinary shares were issued for GBP 100 ($133) in cash.

As of March 31, 2021 and 2020, there were 100 and 2 ordinary shares issued and outstanding, respectively.